Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	5 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended
	May 31, 2010 Predecessor Allowance for Doubtful Accounts [Member]	May 31, 2010 Predecessor Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2010 Successor Allowance for Doubtful Accounts [Member]	Dec. 31, 2012 Successor Allowance for Doubtful Accounts [Member]	Dec. 31, 2011 Successor Allowance for Doubtful Accounts [Member]	Dec. 31, 2010 Successor Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2012 Successor Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2011 Successor Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 5.8	$ 210.6		$ 3.0	$ 1.0	$ 161.8	$ 152.4	$ 155.4
Other Changes	(3.7)
Additions Charged to Income		(38.9)				(3.5)	(57.7)	(10.8)
Charged to Expenses	(0.2)		0.9	0.8	3.8
Additions Charged to Equity		(9.9)				(2.9)	2.6	7.8
Charged (credited) to other accounts	(1.0)		0.1	0.6	(0.9)
Deductions	(0.9)			(0.7)	(0.9)
Balance at end of period		$ 161.8	$ 1.0	$ 3.7	$ 3.0	$ 155.4	$ 97.3	$ 152.4